Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	dei_EntityCentralIndexKey	0000202032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2019
Prospectus Date	rr_ProspectusDate	Oct. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A